SCHEDULE OF UNAUDITED PRO-FORMA CONSOLIDATED RESULTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue	$ 1,256,872
Net loss	(10,664,555)	(8,333,976)
Net loss attributable to Intelligent Bio Solutions Inc.	$ (10,631,720)	$ (8,306,051)
Net loss per share, basic and diluted	$ (10.58)	$ (11.33)
Pro Forma [Member]
Revenue	$ 1,604,358	$ 1,564,224
Net loss	(11,906,109)	(12,248,340)
Net loss attributable to Intelligent Bio Solutions Inc.	$ (11,873,274)	$ (12,220,415)
Net loss per share, basic and diluted	$ (11.82)	$ (13.51)